COMMON STOCK (Details) - USD ($)								1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 16, 2015	Nov. 13, 2015	Oct. 14, 2015	Sep. 09, 2015	Oct. 06, 2014	Oct. 01, 2014	Jul. 21, 2014	Sep. 30, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMON STOCK (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues (in Shares)									338	1,000					68,519
Proceeds from Warrant Exercises												$ 8,000			$ 119,366	$ 24,000	$ 44,000	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 19.00		$ 10.00
Proceeds from Issuance or Sale of Equity									$ 1,690			$ 5,000			2,544	$ 0	0	$ 0
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								30,188						70,289
Debt Conversion, Original Debt, Amount														$ 689,455	$ 689,455		$ 474,477
Class of Warrant or Rights, Granted (in Shares)							6,000					800			285,388		245,139	14,157
Warrants, Term of Warrants										4 years
Sale of Stock, Price Per Share (in Dollars per share)									$ 9.50
Stock Issued During Period, Shares, Issued for Services (in Shares)															2,000	1,200	12,000
Stock Issued During Period, Value, Issued for Services															$ 17,000	$ 60,000	$ 60,000	$ 0
Capital contributed through forfeiture of conractual compensation															59,250	59,250	79,000	79,000
Proceeds from Issuance of Common Stock															0	1,760,310	2,084,115	346,930
Stock Issued During Period, Value, New Issues																	2,084,115	346,930
Allocated Share-based Compensation Expense															$ 0	21,115	$ 0	$ 45,000
Private Placement [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																		68,386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 5.00	$ 5.00
Class of Warrant or Rights, Granted (in Shares)																	14,157	13,877	69,800
Warrants, Term of Warrants																	4 years	4 years
Convertible Notes and Accrued Interest [Member]
COMMON STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	43,097
Debt Conversion, Original Debt, Amount																	$ 215,485
Subsequent Event [Member]
COMMON STOCK (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001
Stockholders' Equity, Reverse Stock Split			1-for-50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.125	$ 3.125
Proceeds from Issuance or Sale of Equity		$ 10,600,000
Warrants, Term of Warrants	5 years	5 years
Sale of Stock, Price Per Share (in Dollars per share)	$ 3.49	$ 3.49
Restricted Stock [Member]
COMMON STOCK (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)																		$ 4.50
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																		40,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																		$ 180,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		3 years
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)					47,500
Conversion of Convertible Notes #1 [Member]
COMMON STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)											6,500				9,000
Debt Conversion, Original Debt, Amount											$ 65,000				$ 0	$ 65,000	$ 0	$ 0
Minimum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 5.00						$ 5.00	$ 5.00
Maximum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 22.50						$ 22.50	$ 22.50
Stock Issued for Exercise of Warrants [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															6,960		6,800
Proceeds from Warrant Exercises														$ 127,600	$ 99,600		$ 44,000
Stock Issued for Prior Warrant Exercises [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)													2,400
Proceeds from Warrant Exercises													$ 24,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 10.00			$ 10.00
Stock and Warrants Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)															3,000
Proceeds from Issuance or Sale of Equity															$ 15,000
Equity Issued for Services [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 8.50													$ 5.00
Class of Warrant or Rights, Granted (in Shares)				12,000													2,400
Warrants, Term of Warrants				5 years													4 years
Stock Issued During Period, Shares, Issued for Services (in Shares)																	12,000
Stock Issued During Period, Value, Issued for Services																	$ 60,000
Shares Issued, Price Per Share (in Dollars per share)																	$ 5.00
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																	$ 31,835
Non-Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																	$ 28,165
Equity Issued for Services [Member] | Shares Issued Price $7.50 [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)								12,333
Stock Issued During Period, Value, Issued for Services								$ 92,500
Shares Issued, Price Per Share (in Dollars per share)								$ 7.50						$ 7.50	$ 7.50
Equity Issued for Services [Member] | Consulting Agreement with Financial Advisory and Investment Banker Services [member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 5.00
Class of Warrant or Rights, Granted (in Shares)						4,000
Warrants, Term of Warrants						5 years
Stock Issued During Period, Shares, Issued for Services (in Shares)					47,500
Stock Issued During Period, Value, Issued for Services					$ 997,500
Share Price (in Dollars per share)					$ 21.00
Equity Issued for Services [Member] | Consulting Agreement with Advisory Services [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 5.00
Class of Warrant or Rights, Granted (in Shares)						4,000
Warrants, Term of Warrants						5 years
Stock Issued During Period, Shares, Issued for Services (in Shares)					2,500
Stock Issued During Period, Value, Issued for Services					$ 52,500
Shares Issued Price, $8.50 [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)								2,000
Stock Issued During Period, Value, Issued for Services								$ 17,000
Shares Issued, Price Per Share (in Dollars per share)								$ 8.50						8.50	8.50
Conversion of Notes Payble [Member]
COMMON STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								29,097
Debt Conversion, Original Debt, Amount								$ 272,323
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 9.50						9.50	9.50
Stock Issued for Note Payable [Member]
COMMON STOCK (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)								$ 19.50						$ 19.50	$ 19.50
Stock Issued During Period, Shares, Other (in Shares)								1,091
Stock Issued During Period, Value, Other								$ 21,273
Equity Issued for Cash [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																	424,862
Proceeds from Issuance or Sale of Equity																	$ 2,124,310
Class of Warrant or Rights, Granted (in Shares)																	87,572
Warrants, Term of Warrants																	4 years
Sale of Stock, Price Per Share (in Dollars per share)																	$ 5.00
Payments of Stock Issuance Costs																	$ 40,195
Warrants, Coverage, Percentage																	20.00%
Warrant, Description																	There were two exceptions to the preceding statement: one, an individual investment for $500,000 was made in exchange for 100,000 shares of common stock and warrants to purchase 25,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $10.00 per share and an optional, cashless exercise feature; and two, an individual investment for $120,000 in which no warrants were issued.
Equity Issued for Cash [Member] | Private Placement [Member]
COMMON STOCK (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)																		$ 5.00
Proceeds from Issuance of Private Placement																		$ 1,500
Preferred Stock, Unit Description																		common stock receiving a warrant to purchase one share of common stock (with an exercise price of $5.00 per share) for every five shares of common stock purchased by such investor
Equity Issued for Cash [Member] | Minimum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 5.00
Equity Issued for Cash [Member] | Maximum [Member]
COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 22.50
Stock Issued for Prior Subscriptions [Member]
COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																		70,000
Stock Issued During Period, Value, New Issues																		$ 7,000